Victory Dividend Growth Fund
Victory Dividend Growth Fund
Investment Objective
The Fund seeks to provide long-term growth of capital and dividend income.
Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund's Prospectus and in Additional Purchase, Exchange and Redemption Information on page 42 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)
Shareholder Fees Victory Dividend Growth Fund	Class A		Class C		Class I	Class R	Class Y
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see 'Choosing a Share Class' beginning on page 14 of the Fund's Prospectus.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Victory Dividend Growth Fund		Class A	Class C	Class I	Class R	Class Y
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees		0.25%	1.00%	none	0.50%	none
Other Expenses		1.31%	1.50%	1.11%	1.55%	1.54%
Total Annual Fund Operating Expense		2.26%	3.20%	1.81%	2.75%	2.24%
Fee Waiver/Expense Reimbursement		(1.01%)	(1.20%)	(0.86%)	(1.25%)	(1.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.00%	0.95%	1.50%	1.00%
[1]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class A, Class C, Class I, Class R and Class Y shares do not exceed 1.25%, 2.00%, 0.95%, 1.50% and 1.00%, respectively, until at least February 28, 2018. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Victory Dividend Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	695	949	1,438	2,782
Class C	303	627	1,339	3,235
Class I	97	303	724	1,899
Class R	153	474	1,098	2,784
Class Y	102	318	836	2,262

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Victory Dividend Growth Fund Class C	203	627	1,339	3,235

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategy

The Fund pursues its investment objective by investing primarily in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future, with an emphasis on high quality growing businesses of companies that have increased their dividends over time. The Fund seeks to invest in companies that are paying a growing dividend and that can be purchased at a valuation deemed reasonable by the Adviser.

The Fund may invest in securities of companies that are mid or large cap, but will invest primarily in large cap securities.

The Fund, under normal circumstances, will invest at least 80% of its net assets in dividend paying equity securities and securities immediately convertible or exchangeable into common stock traded on U.S. exchanges and issued by established companies. This includes foreign companies listed or traded on U.S. exchanges or American and Global Depositary Receipts (ADRs and GDRs) of foreign companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of companies that have exhibited characteristics of a high-quality growing business. The Adviser seeks to identify companies that have a track record of paying out, or the capability of paying out, higher dividends over time and can be purchased at a valuation deemed reasonable by the Adviser. The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

For purpose of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

■  Growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Large cap dividend paying stocks may fall out of favor relative to the overall market.

■  Mid cap stocks may fall out of favor relative to stocks of larger or smaller companies.

■  The portfolio manager may not execute the Fund's principal investment strategies effectively.

■  A company's earnings or dividends may not increase as expected.

■  An issuer's credit quality may be downgraded, an issuer defaults, or the rate of inflation increases.

■  Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class I, Class R and Class Y shares of the Fund, including applicable maximum sales charges, compare to those of the S&P 500 Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)

Highest/lowest quarterly results during this time period were: Highest 10.49% (quarter ended December 31, 2013) Lowest -2.48% (quarter ended September 30, 2014)
Average Annual Total Returns (For the Periods ended December 31, 2014)
Average Annual Returns Victory Dividend Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class A	1.77%	15.56%	[1]	Nov. 01, 2012
Class C	6.17%	17.88%	[1]	Nov. 01, 2012
Class I	8.28%	19.11%	[1]	Nov. 01, 2012
Class R	7.74%	18.47%	[1]	Nov. 01, 2012
Class Y	8.24%	19.07%	[1]	Nov. 01, 2012
After Taxes on Distributions Class A	0.87%	14.18%	[1]
After Taxes on Distributions and Sale of Fund Shares Class A	1.75%	11.74%	[1]
S&P 500 Index Index returns reflect no deduction for fees, expenses or taxes.	13.69%	21.60%	[1]	Nov. 01, 2012
[1]	Inception date of Class A, Class C, Class I, Class R and Class Y shares is November 1, 2012.